Employee Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rate (1% movement)	$ (251)	$ (164)
Future salary growth (1% movement)	276	165
Withdrawal rates (10% movement)	(636)	(323)
Discount rate (1% movement)	274	178
Future salary growth (1% movement)	(260)	(156)
Withdrawal rates (10% movement)	$ 1,240	$ 729